PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2024	2025
Pension benefit and other post-employment benefit obligations
Pension benefit program
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	3,543	3,725
Additional pension benefit obligation	29a.i.a.ii	42	42
The Company - unfunded	29a.i.b	215	216
Telkomsel	29a.ii	4,950	5,978
Projected pension benefit obligations		8,750	9,961
Net periodic post-employment health care benefit	29b	1,550	1,708
Other post-employment benefit	29c	175	187
Long service employee benefit	29d	1	1
Obligation under the Labor Law	29e	1,064	1,139
Total		11,540	12,996

Schedule of net periodic pension benefit cost

	Notes	2023	2024	2025
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	629	518	357
Additional pension benefit obligation	29a.i.a.ii	3	3	3
The Company - unfunded	29a.i.b	54	(27)	25
Telkomsel	29a.ii	633	663	978
Total periodic pension benefit cost		1,319	1,157	1,363
Net periodic post-employment health care benefit cost	25,29b	205	282	281
Other post-employment benefit cost	25,29c	22	20	17
Long service employee benefit cost	25,29d	1	0	1
Labor Law employee benefit cost	25,29e	217	232	192
Total		1,764	1,691	1,854

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2023	2024	2025
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	(524)	72	(381)
Additional pension benefit obligation	29a.i.a.ii	1	1	(1)
The Company - unfunded	29a.i.b	246	(53)	14
Telkomsel	29a.ii	91	420	(77)
Total periodic pension benefit cost		(186)	440	(445)
Post-employment health care benefit cost	29b	(1,265)	202	123
Other post-employment benefit cost	29c	(2)	6	(6)
Long service employee benefit cost	29c	—	0	—
Labor Law employee benefit cost	29e	41	107	5
Sub-total		(1,412)	755	(323)
Deferred tax effect at the applicable tax rates		23	(120)	87
Defined benefit plan actuarial gain (loss) - net of tax		(1,389)	635	(236)

Schedule of changes in projected pension benefit obligations

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2024	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862

Service costs	279	—	346	—	—	—	625
Transferred employees costs	(2)	1	2	(2)	—	—	(1)
Interest costs (income)	1,533	(1,304)	381	(65)	966	(866)	645
Plan administration cost	(115)	115	—	1	—	182	183
Additional welfare benefits	34	—	—	—	—	—	34
Cost recognized in the consolidated statement of profit or loss	1,729	(1,188)	729	(66)	966	(684)	1,486

Actuarial (gain) loss on:
Experience adjustments	(609)	—	(121)	—	65	—	(665)
Changes in demographic assumptions	(1)	—	—	—	0	—	(1)
Changes in financial assumptions	(491)	—	(314)	—	(863)	—	(1,668)
Return on plan assets (excluding amount included in net interest expense)	—	1,029	—	15	—	596	1,640
Cost recognized in OCI	(1,101)	1,029	(435)	15	(798)	596	(694)

Employer’s contributions	—	(558)	—	(18)	—	—	(576)
Pension plan participants’ contributions	13	(13)	1	(1)	—	—	—
Benefits paid from plan assets	(1,948)	1,948	(2)	1	(640)	640	(1)
Benefits paid by employer	(34)	—	—	—	—	—	(34)
Balance, December 31, 2024	22,377	(18,834)	6,089	(1,139)	14,152	(12,602)	10,043
Projected pension benefit obligation at end of year	3,543		4,950		1,550		10,043

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2025	22,377	(18,834)	6,089	(1,139)	14,152	(12,602)	10,043

Service costs	177	—	332	—	—	—	509
Past service costs	—	—	294	—	—	—	294
Interest costs (income)	1,500	(1,271)	406	(55)	970	(862)	688
Plan administration cost	(110)	110	—	1	—	173	174
Cost recognized in the consolidated statement of profit or loss	1,567	(1,161)	1,032	(54)	970	(689)	1,665

Actuarial (gain) loss on:
Experience adjustments	(17)	—	(187)	—	(66)	—	(270)
Changes in demographic assumptions	(1)	—	—	—	0	—	(1)
Changes in financial assumptions	1,053	—	261	—	478	—	1,792
Return on plan assets (excluding amount included in net interest expense)	—	(654)	—	3	—	(535)	(1,186)
Cost recognized in OCI	1,035	(654)	74	3	412	(535)	335

Employer’s contributions	—	(605)	—	(27)	—	—	(632)
Pension plan participants’ contributions	10	(10)	1	(1)	—	—	—
Benefits paid from plan assets	(1,843)	1,843	—	—	(584)	584	—
Benefits paid by employer	(17)	17	(288)	288	—	—	—
Past benefits paid by employer	—	—	(221)	221	—	—	—
Balance, December 31, 2025	23,129	(19,404)	6,687	(709)	14,950	(13,242)	11,411
Projected pension benefit obligation at end of year	3,725		5,978		1,708		11,411

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded
					Post-
	Defined	Additional			employment	Other post-	Obligation
	pension benefit	pension benefit			health care	employment	under
Time Period	obligation	obligation	Unfunded	Telkomsel	benefits	benefits	the Labor Law
2024
Within next 10 years	20,107	39	277	5,933	8,159	202	1,857
Within 10-20 years	15,035	28	110	9,831	13,330	118	4,874
Within 20-30 years	8,744	15	212	5,603	13,966	66	3,369
Within 30-40 years	3,079	5	20	93	7,931	2	319
Within 40-50 years	539	1	—	—	2,142	—	—
Within 50-60 years	37	—	—	—	340	—	—
Within 60-70 years	1	—	—	—	62	—	—
Within 70-80 years	—	—	—	—	7	—	—

Weighted average duration of DBO	8.16 years	8.16 years	6.48 years	10.47 years	16.75 years	5.18 years	11.29 years

2025
Within next 10 years	20,124	38	253	6,688	8,654	200	1,848
Within 10-20 years	14,464	27	95	9,486	13,671	119	5,030
Within 20-30 years	8,069	13	195	5,080	13,558	60	3,243
Within 30-40 years	2,667	4	6	77	7,185	1	238
Within 40-50 years	430	1	—	—	1,800	—	—
Within 50-60 years	26	—	—	—	281	—	—
Within 60-70 years	—	—	—	—	52	—	—
Within 70-80 years	—	—	—	—	5	—	—

Weighted average duration of DBO	8.11 years	8.11 years	6.28 years	10 years	16.34 years	5.04 years	11.35 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2024
Funded:
Defined pension benefit obligation	(1,809)	2,113	153	(146)
Unfunded	(11)	12	13	(12)
Telkomsel	(434)	492	531	(475)
Post-employment health care benefits	(1,666)	2,036	1,948	(1,628)
Other post-employment benefits	(9)	10	3	(3)
Obligation under the Labor Law	(71)	94	99	(77)

2025
Funded:
Defined pension benefit obligation	(1,885)	2,205	139	(134)
Unfunded	(10)	11	12	(11)
Telkomsel	(492)	558	595	(534)
Post-employment health care benefits	(1,738)	2,118	2,020	(1,693)
Other post-employment benefits	(9)	10	3	(3)
Obligation under the Labor Law	(93)	100	135	(124)

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.70%	7.10%	6.30%
Rate of compensation increases	7.50%-8.00%	7.25%-8.00%	7.00%-8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2024		2025
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	921	—	1,255	—
Equity instruments:
Financials	1,265	—	1,004	—
Consumer non-cyclicals	48	—	325	—
Basic material	203	—	383	—
Infrastructures	510	—	431	—
Energy	146	—	175	—
Technology	91	—	91	—
Industrials	239	—	268	—
Consumer cyclicals	448	—	60	—
Properties and real estate	110	—	75	—
Healthcare	175	—	141	—
Transportation and logistic	4	—	7	—
Equity-based mutual fund	193	—	74	—
Fixed income instruments:
Corporate bonds	—	2,034	—	2,031
Government bonds	10,608	—	11,191	—
Fixed income mutual funds	—	66	—	—
Index mutual funds	—	—	14	—
Medium-term notes (“MTN”)	—	100	—	105
Asset-backed securities	—	7	—	5
Sukuk	—	935	—	980
Non-public equity:
Direct placement	—	377	—	359
Property	—	202	—	204
Others	—	356	—	495
Total	14,961	4,077	15,494	4,179

Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.75%	7.00%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.75%	7.00%	6.25%
Rate of compensation increases	6.10%-8.00%	6.00%-8.00%	6.00%-8.00%
Indonesian mortality table	2019	2019	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2024		2025
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	375	—	700	—
Equity instruments:
Financials	1,070	—	983	—
Consumer non-cyclicals	78	—	300	—
Basic material	197	—	276	—
Infrastructures	517	—	500	—
Energy	164	—	238	—
Technology	43	—	62	—
Industrials	242	—	296	—
Consumer cyclicals	355	—	95	—
Properties and real estate	96	—	79	—
Healthcare	118	—	99	—
Transportation and logistic	4	—	3	—
Equity-based mutual funds	313	—	326	—
Fixed income instruments:
Government obligations	1,837	—	2,321	—
Corporate obligations	196	—	447	—
Fixed income mutual funds	6,484	—	5,972	—
Exchange Traded Fund (“ETF”)	24	—	35	—
Index mutual funds	5	—	—	—
Unlisted shares:
Private placement	—	507	—	535
Total	12,118	507	12,732	535

Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.75%	7.00%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Indonesian mortality table	2019	2019	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.50%	7.00%	6.00%
Indonesian mortality table	2019	2019	2019

Defined pension benefit plan
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in projected pension benefit obligations

The following table presents the changes in unfunded projected pension benefit obligations, additional pension benefit obligations, other post-employment benefit obligations and obligations under the Labor Law, changes in additional pension benefit plan assets, and net amount recognized in the consolidated statements of financial position as of December 31, 2024 and 2025, under the defined benefit pension plan:

					The Company
	The Company				and its subsidiaries
			Other
	Additional		post-employment	Long service	Obligations
	pension benefit		benefit	employee	under
	obligations	Unfunded	obligations	benefit	the Labor Law	Total
Balance, January 1, 2024	44	258	244	1	1,005	1,552
Service costs	0	9	6	0	204	219
Past service costs	—	—	1	—	18	19
Interest costs	3	14	13	—	10	40
Transferred employees costs	(0)	(0)	(0)	—	(0)	(0)
Early retirement settlement costs	—	(50)	0	(0)	(0)	(50)
Cost recognized in the consolidated statement of profit or loss	3	(27)	20	0	232	228

Actuarial (gain) loss recognized in OCI	(1)	53	(6)	(0)	(107)	(61)
Benefits paid by employer	(4)	(69)	(83)	—	(62)	(218)
Divestment	—	—	—	—	(4)	(4)
Balance, December 31, 2024	42	215	175	1	1,064	1,497

					The Company
	The Company				and its subsidiaries
			Other
	Additional		post-employment	Long service	Obligations
	pension benefit		benefit	employee	under
	obligations	Unfunded	obligations	benefit	the Labor Law	Total
Balance, January 1, 2025	42	215	175	1	1,064	1,497
Service costs	0	10	5	1	134	150
Past service costs	—	—	—	—	(10)	(10)
Interest costs	3	15	12	—	68	98
Cost recognized in the consolidated statement of profit or loss	3	25	17	1	192	238

Actuarial (gain) loss recognized in OCI	1	(14)	6	—	(5)	(12)
Benefits paid by employer	(4)	(10)	(11)	(1)	(68)	(94)
Divestment	—	—	—	—	(44)	(44)
Balance, December 31, 2025	42	216	187	1	1,139	1,585

Defined Contribution Other Benefit Program | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2023	2024	2025
Discount rate	6.75%	7.00%	6.50%
Indonesian mortality table	2019	2019	2019